Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 59,000
Applicable tax rate	26.50%	26.50%	26.50%
Unused tax credits related to research and development [Member]
Statement Line Items [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 20,500
Non-refundable federal investment tax credits [Member]
Statement Line Items [Line Items]
Unused tax credits for which no deferred tax asset recognised	4,300
Non-refundable Ontario research and development tax credits [member]
Statement Line Items [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 425